ACCOUNTS RECEIVABLE (Schedule of Movements in Allowance for Doubtful Accounts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movements in allowance for doubtful accounts
Balance at beginning of the year	$ 15,479,534	$ 9,510,186
Foreign exchange adjustment	(839,955)	(37,459)
Allowance for doubtful accounts	2,993,675	6,006,807
Amounts written off as uncollectible	(16,615,881)
Balance at end of the year	$ 2,465,977	$ 15,479,534	$ 9,510,186